SHARE CAPITAL (Details 8) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SHARE CAPITAL
Performance share units, beginning balance	10,466,000	6,813,000
Performance share units, granted	3,600,000	5,650,000
Performance share units, forfeited	(758,000)	(1,997,000)
Performance share units, settled	(758,000)
Performance share units, ending balance	12,550,000	10,466,000
Weighted average, performance share units, beginning balance	$ 0.157	$ 0.230
Weighted average fair value, performance share units, granted	0.131	0.092
Weighted average fair value, performance share units, forfeited	0.238	0.225
Weighted average fair value, performance share units, settled	0.238
Weighted average, performance share units, ending balance	$ 0.142	$ 0.15